Investments - Tanker Investments Ltd - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2014	Jun. 30, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Percentage of combined ownership interest		16.04%
Derivatives not designated as a cash flow hedge		$ 18,376	$ 14,415
Preferred Stock, Share		0
Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Preferred stock, voting rights		Elect one board member
Tanker Investments Limited [Member] | Warrant [Member] | Derivatives not designated as a cash flow hedge [Member]
Net Investment Income [Line Items]
Derivatives not designated as a cash flow hedge		$ 11,100
Tanker Investments Limited [Member] | Series A- One Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred Stock, Share	1
Tanker Investments Limited [Member] | Series A- Two Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred Stock, Share	1
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Purchase of common stock	5,000,000
Percentage of combined ownership interest	20.00%
Equity method investment	$ 50,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Net Investment Income [Line Items]
Number of shares available through exercise of stock purchase warrant	1,500,000